Income taxes - Components of Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 18,011	$ 21,012	$ 41,913	$ 48,552